Fair Value Measurements (Details) - USD ($)	8 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Jul. 06, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 185,997,000	$ 185,809,000		$ 112,893,000
Panacea Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 143,757,011
Number of Warrant Liability	4,954,167		4,954,167
Fair value Transfer Amount	$ 0
Panacea Acquisition Corp [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Warrant Liability	4,791,667		4,791,667
Panacea Acquisition Corp [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Warrant Liability	162,500		162,500